Dispositions (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 02, 2025	Oct. 31, 2025
Belize Electricity
Schedule of Equity Method Investments [Line Items]
Equity investment ownership				33.00%
FortisTCI | Disposed of by sale
Schedule of Equity Method Investments [Line Items]
Earnings from disposition	$ 7	$ 12	$ 19
Fortis Belize and Belize Electricity | Disposed of by sale
Schedule of Equity Method Investments [Line Items]
Earnings from disposition	$ 1	$ 8		$ 17